Income Taxes (Details 2) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deductible temporary differences	$ 100,375,850	$ 103,635,630
Noncapital Loss Carry Forwards [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	30,040,477	32,616,394
Capital Loss Carry Forwards [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	23,360,422	23,360,422
Exploration and Evaluation Assets [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	38,752,879	39,102,815
Share Issue Costs [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	245,674	551,134
Property, Plant and Equipment [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	7,719,565	7,748,032
Donations [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	32,960	32,960
Investment Tax Credit [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences	$ 223,873	$ 223,873